Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (15,014)	$ (29,068)	$ (31,060)
Income and expenses not involving cash flows:
Depreciation	545	835	777
Capital gain on sale of property and equipment	(82)	(20)
Loss (income) on marketable securities and short-term bank deposits	(558)	(343)	1,983
Loss on assets and liabilities classified as held for sale	957	4,244
Non-cash operating lease expenses	297	696	831
Share-based compensation	2,065	1,951	2,712
Changes in operating assets and liability items:
Increase in prepaid expenses and other receivables	433	608	278
(Decrease) increase in accounts payable trade	(16)	(1,121)	1,168
(Decrease) increase in accrued expenses and other liabilities	(1,044)	(350)	684
Decrease in liability classified as held for sale	(327)	(101)
Operating lease liabilities	(264)	(854)	(1,326)
Net cash used in operating activities	(13,008)	(23,523)	(23,953)
Cash flows from investing activities
Purchase of property and equipment	(103)	(236)	(8,122)
Proceeds from sale of property and equipment	184	133
Proceeds from sale of assets and liabilities classified as held for sale	2,109
Investment in short-term interest-bearing bank deposits	(32,370)	(26,166)	(299)
Release of short-term interest-bearing bank deposits	39,239	301	10,004
Purchases of marketable securities			(1,608)
Proceeds from sale of marketable securities			62,549
Net cash provided by (used in) investing activities	9,059	(25,968)	62,524
Cash flows from financing activities
Proceeds from issuance of shares and warrants, net	6,452	360
Proceeds from exercise of warrants	2
Proceeds from exercise of options			150
Net cash provided by financing activities	6,454	360	150
Increase (decrease) in cash, cash equivalents and restricted cash	2,505	(49,131)	38,721
Cash, cash equivalents and restricted cash - beginning of year	1,226	50,357	11,636
Cash, cash equivalents and restricted cash - end of year	3,731	1,226	50,357
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest, net	$ 1,475	$ 1,565	$ 835